Notes on the Consolidated Statements of Operations and Comprehensive Loss - Employee benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Statement [Abstract]
Wages and salaries	€ 19,405	€ 12,451	€ 11,367
Social security contribution	2,566	2,329	2,016
Equity-settled share-based payments	2,335	4,091	1,166
Termination benefits	1,266	283	430
Other employee benefits	1,592	786	447
Total employee benefits expenses	€ 27,164	€ 19,940	€ 15,426